Organization and Basis of Presentation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended						0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 16, 2009 American Depositary Shares [Member] USD ($)	Dec. 16, 2009 American Depositary Shares [Member] CNY	Dec. 31, 2014 Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member]	Jun. 06, 2013 Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member]	Nov. 27, 2007 Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member]	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] USD ($)	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] CNY	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] USD ($)	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member] CNY	Dec. 18, 2014 Datang Healthcare Corporation Limited ("Datang") [Member]	Dec. 03, 2014 Datang Healthcare Corporation Limited ("Datang") [Member]	Jun. 28, 2013 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member]	Jun. 28, 2013 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Apr. 26, 2012 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares			12,000,000	12,000,000
Price per share			$ 11.0
Number of ordinary shares comprising each unit			3	3
Initial public offering of ordinary shares			$ 119,211	813,938
Percentage of equity interests acquired							90.00%									51.00%
Percentage of equity interest transferred						20.00%
Date of establishment					Jun. 29, 2011
Percentage of remaining ownership acquired by the company															49.00%
Purchase price of entity															1,850
Contingent amount of consideration															3,150
Number of years for consideration plus contingent amount payment														3 years
Percentage of equity interest sold	100.00%	100.00%										52.00%	52.00%
Total consideration of equity interest sold	$ 51,167	317,470						$ 64,134	397,923	$ 64,134	397,923